INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Other intangible assets	$ 1,154	$ 1,567
Property, plant and equipment	37,652	41,788
Operating leases	47,586	55,853
Accounts payable and accrued liabilities	30,503	21,356
Pension and postretirement benefits	27,222	26,186
Operating loss carry-forwards	121,788	116,937
Tax credit carry-forwards	1,904	1,697
Investments in unconsolidated affiliates	980	1,416
Other	18,817	19,971
Total deferred tax assets	287,606	286,771
Valuation allowances	(64,424)	(75,462)	$ (90,945)	$ (87,966)
Offset against deferred tax liabilities	(140,698)	(144,824)
Deferred tax liabilities:
Other intangible assets	6,692	14,580
DOLE brand	76,570	76,570
Property, plant and equipment	71,600	74,326
Operating lease right-of-use assets	46,997	54,698
Accounts payable and accrued liabilities	4,294	3,215
Pension and postretirement benefits	5,923	7,226
Investments in unconsolidated affiliates	152	714
Other	8,068	6,148
Total deferred tax liabilities	220,296	237,477
Offset against deferred tax assets	(140,698)	(144,824)
Deferred Tax Liabilities, Net, Total	79,598	92,653
Deferred tax assets, net	$ 82,484	$ 66,485